Vanguard Short-Term Inflation-Protected Securities Index Fund

Schedule of Investments (unaudited)
As of June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.8%)
U.S. Government Securities (99.8%)
United States Treasury Inflation Indexed Bonds	1.875%	7/15/19	736,609	882,291
United States Treasury Inflation Indexed Bonds	1.375%	1/15/20	899,005	1,060,073
United States Treasury Inflation Indexed Bonds	0.125%	4/15/20	2,481,347	2,679,395
United States Treasury Inflation Indexed Bonds	1.250%	7/15/20	1,395,856	1,645,859
United States Treasury Inflation Indexed Bonds	1.125%	1/15/21	1,604,200	1,888,098
United States Treasury Inflation Indexed Bonds	0.125%	4/15/21	2,201,353	2,351,300
United States Treasury Inflation Indexed Bonds	0.625%	7/15/21	1,750,068	1,996,364
United States Treasury Inflation Indexed Bonds	0.125%	1/15/22	1,943,907	2,180,738
1 United States Treasury Inflation Indexed Bonds	0.125%	4/15/22	2,186,344	2,279,446
United States Treasury Inflation Indexed Bonds	0.125%	7/15/22	2,016,754	2,233,787
United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	2,035,629	2,240,299
United States Treasury Inflation Indexed Bonds	0.625%	4/15/23	2,182,474	2,271,307
United States Treasury Inflation Indexed Bonds	0.375%	7/15/23	2,049,555	2,268,891
United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	2,052,054	2,286,421
United States Treasury Inflation Indexed Bonds	0.500%	4/15/24	1,455,508	1,492,978
United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	125,000	134,299
Total U.S. Government and Agency Obligations (Cost $29,880,057)				29,891,546
			Shares
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
2 Vanguard Market Liquidity Fund (Cost $32,092)	2.499%		320,880	32,094
Total Investments (99.9%) (Cost $29,912,149)				29,923,640
Other Assets and Liabilities-Net (0.1%)				32,764
Net Assets (100%)				29,956,404

1 Securities with a value of $1,002,000 have been segregated as initial margin for recently closed futures contracts.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and

Short-Term Inflation-Protected Securities Index Fund

clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at June 30, 2019.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	29,891,546	—
Temporary Cash Investments	32,094	—	—
Futures Contracts—Liabilities[1]	(271)	—	—
Total	31,823	29,891,546	—
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.